General	12 Months Ended
Dec. 31, 2023
General Description [Abstract]
General
Note 1 - General

A.
Enlight Renewable Energy Ltd. (hereinafter: “the Company”) is a public company located in Israel, whose shares are listed on NASDAQ and Tel Aviv Stock Exchange (hereinafter: “TASE”). The Company’s address is 13 Amal St., Park Afek, Rosh Ha’ayin, Israel. As of the reporting date, the Company is engaged in the renewable energy industry. Since May 2018, the Company has no controlling shareholder and/or a control core.

B.

The Company is engaged in the initiation, planning, development, construction and operation of projects for the production of electricity from renewable energy sources in Israel, Europe and the United states. In its activities, the Company is engaged, inter alia, in architectural and engineering planning of the aforementioned projects for the production of electricity, in purchasing the components which are required for the construction of those projects, in building the projects, in securing the regulatory permits and licenses which are required for the construction of each project, in the production and sale of electricity to the electric corporation, and in the operation of those facilities, once completed.

C.	Definitions

The Group	-	The Company and its consolidated entities (as defined below).

Consolidated Entities	-
Companies or partnerships which are directly or indirectly under the Company’s control (as defined in IFRS 10), and whose financial reports are wholly consolidated with the Company’s reports. The material active consolidated entities are as specified in Note 7.

Related Party	-	As defined in IAS 24 (2009), “Related Party Disclosures”.

D.	Statement of Compliance with International Financial Reporting Standards (IFRS)

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter: “IFRS”) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on March 25, 2024.

E.	Classifications

The Company made a number of insignificant adjustments to the classification of comparative figures in order to adjust them to the manner of classification in the current financial statements. The said classifications have no effect on the total profit (loss).

F.	Operating cycle period

The Group’s operating cycle period is 12 months.

G.	Exchange rates and linkage base

(1)
Balances denominated in or linked to foreign currency are included in the financial statements according to the representative exchange rates which were published by Bank of Israel, and which applied as of the end of the reporting period.

G.	Exchange rates and linkage base (Cont.)

(2)	Balances linked to the Israeli Consumer Price Index (hereinafter: the “CPI”) are presented according to the last known index on the balance sheet data (hereinafter: the “Known Index”).

(3)	Presented below are data regarding the EUR, HRK, HUF and NIS exchange rates, and regarding the CPI:

	Representative exchange rate					CPI(*)
	EUR	NIS	HUF	HRK		Known index
	(USD to 1)					In points
Date of the financial statements:
As of December 31, 2023	1.006	0.249	0.0029	N/A(	**)	113.7
As of December 31, 2022	1.066	0.284	0.0027	0.142		110.1

	%	%	%	%		%
Rates of change:
For the year ended:
As of December 31, 2023	(5.6)	(12.3)	7.4	N/A(	**)	3.3
As of December 31, 2022	(5.8)	(11.8)	(12.9)	(5.3)		5.4

(*)	Base: 2012 average = 100.

(**)	Following the change of currency in Croatia from HRK to EUR (effective from the beginning of 2023), the HRK currency is no longer active.